U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549





FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD

PURSUANT TO RULE 24F-2





READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.
Name and address of issuer:
MassMutual Premier Funds


1295 State Street


Springfield, MA. 01111-0001





2.The name of each series or class of securities for which
 this Form is filed (If the Form is
being filed for all series and classes of securities of the
issuer, check the box but do not
list series or classes):
[   ]

MassMutual Premier Value Fund




MassMutual Premier Enhanced Index Core Equity Fund




MassMutual Premier Small Company Opportunities Fund




MassMutual Premier High Yield Fund




MassMutual Premier Enhanced Index Growth Fund




MassMutual Premier Enhanced Index Value Fund




MassMutual Premier International Bond Fund




MassMutual Premier Diversified Bond Fund




MassMutual Premier Core Bond Fund




MassMutual Premier Money Market Fund




MassMutual Premier Balanced Fund




MassMutual Premier International Equity Fund




MassMutual Premier Short-Duration Bond Fund




MassMutual Premier Inflation-Protected and Income Fund




MassMutual Premier Global Fund




MassMutual Premier Main Street Fund




MassMutual Premier Capital Appreciation Fund




MassMutual Premier Discovery Value Fund




MassMutual Premier Focused International Fund




MassMutual Premier Main Street Small Cap Fund




MassMutual Premier Strategic Emerging Markets Fund


3.Investment Company Act File Number: 811-08690
Securities Act File Number: 33-82366

4(a).Last day of fiscal year for which this Form is filed: October 31, 2010


4(b).[  ]Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST
MUST BE PAID ON THE
REGISTRATION FEE DUE.


4(c).[   ]Check box if this is the last time the
 issuer will be filing this Form.


5.Calculation of registration fee:


(i)Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):  $  2,358,532,495

(ii)Aggregate price of securities redeemed
or repurchased during the fiscal year:              $ 2,908,161,959

(iii)Aggregate price of securities redeemed
or repurchased during any PRIOR fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce registration
fees payable to the Commission:                     $ 1,799,167,939

(iv)Total available redemption credits
[add items 5(ii) and 5(iii)]:                       $ 4,707,329,898


(v)Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)                           $ 0


from Item 5(i)]:

(vi)Redemption credits available for use
in future years -- if Item 5(i) is
                                                  $  (2,348,797,403)


less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)Multiplier for determining registration
fee (See Instruction C.9):                           x  0.0001161000


(viii)Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter 0 if no fee is due):                 =  $ 0

6.Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __. If there is a number of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the
 fiscal year for which this form is
filed that are available for use by the issuer in future
 fiscal years, then state that number
here: __

7.Interest due -- if this Form is being filed more than
 90 days after the end of the issuers fiscal year (see Instruction D):
                                                               + $ 0


8.Total of the amount of the registration fee due plus any interest due
[Item 5(viii) plus Item 7]:                                  = $ 0


9.Date the registration fee and any interest payment was sent to the Commissions lockbox depository:


Method of Delivery:



[    ]  Wire Transfer




[    ]  Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By (Signature and Title)*





/s/ Renee Hitchcock




Renee Hitchcock




Assistant Treasurer

Date:
01/12/11


*Please print the name and title of the signing officer below the signature.